UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-03591

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

December 31

Date of Fiscal Year End

June 30, 2023

Date of Reporting Period

Item 1. Report to Stockholders

Calvert
VP SRI Balanced Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP SRI Balanced Portfolio

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class I at NAV	09/02/1986	09/02/1986	9.18%	9.25%	7.92%	7.91%
Class F at NAV	10/18/2013	09/02/1986	9.22	9.30	7.73	7.62

Russell 1000® Index	—	—	16.68%	19.36%	11.91%	12.64%
Bloomberg U.S. Aggregate Bond Index	—	—	2.09	(0.94)	0.77	1.52
Balanced Blended Benchmark	—	—	10.69	11.12	7.73	8.33

% Total Annual Operating Expense Ratios[3]	Class I	Class F
	0.64%	0.89%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Fund Profile

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed-Income Allocation (% of total investments)

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Prior to 11/1/15, the fixed-income component was the Bloomberg U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,091.80	$3.37	0.65%
Class F	$1,000.00	$1,092.20	$4.67	0.90%
Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,021.57	$3.26	0.65%
Class F	$1,000.00	$1,020.33	$4.51	0.90%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Asset-Backed Securities — 6.1%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$143	$ 135,162
Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	27	25,329
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	435	371,109
Cologix Data Centers US Issuer, LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	532,452
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	305,531
Conn's Receivables Funding, LLC:
Series 2021-A, Class C, 4.59%, 5/15/26(1)	141	138,428
Series 2022-A, Class B, 9.52%, 12/15/26(1)	842	843,899
Series 2022-A, Class C, 0.00%, 12/15/26(1)	600	499,894
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	244,614
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	81	73,868
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	356,834
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	86,324
Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	668,790
Driven Brands Funding, LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	61	58,335
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	41	38,801
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	715	709,372
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	329,684
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	55	52,489
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	273	252,863
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	100	81,502
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	420	343,534
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	100	92,449
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	350	344,784
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	169	156,026
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	210	161,259
Hardee's Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	175	149,881
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	279	256,615
JPMorgan Chase Bank, NA:
Series 2021-2, Class B, 0.889%, 12/26/28(1)	129	124,726
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Bank, NA: (continued)
Series 2021-3, Class B, 0.76%, 2/26/29(1)	$147	$ 140,156
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	188	186,857
Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	76	46,648
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	618	616,048
Mill City Solar Loan, Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)	156	104,075
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)	173	158,798
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	412	358,663
Series 2020-1A, Class A, 2.10%, 4/20/46(1)	48	40,804
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	48	39,580
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	86	70,552
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	102	81,557
Series 2021-1A, Class C, 2.25%, 12/20/46(1)	446	392,510
Series 2021-3A, Class C, 1.77%, 6/20/52(1)	100	80,187
Series 2022-2A, Class D, 8.29%, 1/21/53(1)	100	84,871
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	382	320,402
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	540	486,634
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	495	473,515
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	82	77,434
Oportun Funding, LLC, Series 2022-1, Class A, 3.25%, 6/15/29(1)	175	172,411
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	361	327,314
Series 2021-B, Class C, 3.65%, 5/8/31(1)	100	91,042
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,850	1,665,856
Series 2021-C, Class B, 2.67%, 10/8/31(1)	220	195,346
Series 2022-2, Class C, 9.36%, 10/9/29(1)	125	124,940
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	190	182,629
Series 2021-3, Class A, 1.15%, 5/15/29(1)	181	179,099
Series 2021-5, Class A, 1.53%, 8/15/29(1)	207	203,253
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	93	88,652
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	270	229,662
Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	13	12,763
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	153	127,712
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	173	136,930

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	$917	$ 839,811
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	155	154,286
SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	178	175,891
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	507	460,971
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	203	181,989
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	1,550	1,526,603
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	189,786
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	247	222,780
Sunnova Helios IX Issuer, LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	252	241,994
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	288	241,506
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	479	443,760
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	703	555,187
Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	95	79,490
Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	198	173,824
Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	268	253,231
Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	245	196,543
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	690	614,869
Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	151	133,852
Theorem Funding Trust:
Series 2021-1A, Class B, 1.84%, 12/15/27(1)	100	97,151
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	134	134,899
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	389	354,208
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	47	46,660
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	288	278,099
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	619,826
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	196,791
Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	366	283,232
Security	Principal Amount (000's omitted)	Value
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	$205	$ 154,612
Total Asset-Backed Securities (identified cost $25,968,008)		$ 23,783,305

Collateralized Mortgage Obligations — 1.2%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd.:
Series 2021-1A, Class M1A, 6.817%, (30-day average SOFR + 1.75%), 3/25/31(1)(3)	$24	$ 24,035
Series 2021-1A, Class M1B, 7.267%, (30-day average SOFR + 2.20%), 3/25/31(1)(3)	155	156,201
Series 2021-1A, Class M1C, 8.017%, (30-day average SOFR + 2.95%), 3/25/31(1)(3)	150	155,512
Series 2021-2A, Class M1A, 6.267%, (30-day average SOFR + 1.20%), 6/25/31(1)(3)	233	232,248
Series 2021-3A, Class A2, 6.067%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	215	209,080
Series 2021-3A, Class M1B, 6.467%, (30-day average SOFR + 1.40%), 9/25/31(1)(3)	170	165,469
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	408	358,973
CHNGE Mortgage Trust, Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	290	287,897
Eagle Re, Ltd., Series 2021-2, Class M1C, 8.517%, (30-day average SOFR + 3.45%), 4/25/34(1)(3)	150	154,002
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	35	36,321
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA3, Class B2, 13.30%, (1 mo. USD LIBOR + 8.15%), 7/25/49(1)(3)	85	92,540
Series 2019-DNA4, Class M2, 7.10%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	13	12,916
Series 2019-HQA4, Class B1, 8.10%, (1 mo. USD LIBOR + 2.95%), 11/25/49(1)(3)	20	20,163
Series 2020-DNA6, Class B1, 8.067%, (30-day average SOFR + 3.00%), 12/25/50(1)(3)	25	24,748
Series 2020-HQA2, Class B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 3/25/50(1)(3)	41	42,606
Series 2021-DNA2, Class B1, 8.467%, (30-day average SOFR + 3.40%), 8/25/33(1)(3)	55	55,855
Series 2021-DNA3, Class M1, 5.817%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	71	71,030
Series 2022-DNA2, Class M1A, 6.367%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	266	265,617
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2013-C01, Class M2, 10.40%, (1 mo. USD LIBOR + 5.25%), 10/25/23(3)	99	100,068

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2014-C02, Class 2M2, 7.75%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	$35	$ 36,010
Series 2014-C03, Class 2M2, 8.05%, (1 mo. USD LIBOR + 2.90%), 7/25/24(3)	47	47,788
Series 2018-R07, Class 1M2, 7.55%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	14	14,125
Series 2019-R01, Class 2B1, 9.50%, (1 mo. USD LIBOR + 4.35%), 7/25/31(1)(3)	55	58,313
Series 2019-R02, Class 1B1, 9.30%, (1 mo. USD LIBOR + 4.15%), 8/25/31(1)(3)	55	57,867
Series 2019-R02, Class 1M2, 7.45%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	— (5)	452
Series 2019-R03, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 9/25/31(1)(3)	55	57,871
Series 2019-R05, Class 1B1, 9.25%, (1 mo. USD LIBOR + 4.10%), 7/25/39(1)(3)	73	75,150
Series 2019-R06, Class 2B1, 8.90%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(3)	319	326,535
Series 2019-R07, Class 1B1, 8.55%, (1 mo. USD LIBOR + 3.40%), 10/25/39(1)(3)	109	110,731
Series 2020-R02, Class 2B1, 8.15%, (1 mo. USD LIBOR + 3.00%), 1/25/40(1)(3)	405	392,258
Series 2021-R01, Class 1B2, 11.067%, (30-day average SOFR + 6.00%), 10/25/41(1)(3)	142	141,841
Series 2021-R02, Class 2B1, 8.367%, (30-day average SOFR + 3.30%), 11/25/41(1)(3)	12	12,223
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	167,844
Series 2023-84, Class MW, 6.00%, 6/20/53	171	175,727
Series 2023-98, Class BW, 6.00%, 7/20/53	25	25,595
Series 2023-99, Class AL, 6.00%, 7/20/53	25	25,578
Series 2023-102, Class SG, 3.73%, (22.55% - 30-day average SOFR x 3.73), 7/20/53	35	34,693
Home Re, Ltd.:
Series 2018-1, Class M2, 8.15%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(3)	195	196,520
Series 2021-1, Class M1B, 6.70%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(3)	59	58,652
Series 2021-1, Class M2, 8.00%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(3)	150	151,005
PNMAC GMSR Issuer Trust, Series 2018-FT1, Class A, 8.50%, (1 mo. USD LIBOR + 3.35%), 4/25/25(1)(3)	100	99,313
Total Collateralized Mortgage Obligations (identified cost $4,730,034)		$ 4,731,372

Commercial Mortgage-Backed Securities — 4.0%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$695	$ 514,583
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	325	175,702
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	485	233,301
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.182%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	694	690,245
Series 2019-XL, Class B, 6.342%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	281	278,095
Series 2021-VOLT, Class B, 6.143%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(3)	666	638,790
Series 2021-VOLT, Class C, 6.293%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(3)	204	194,057
Series 2021-VOLT, Class D, 6.843%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(3)	702	665,647
CSMC:
Series 2021-4SZN, Class A, 9.114%, (SOFR + 3.967%), 11/15/23(1)(3)	105	101,490
Series 2022-NWPT, Class A, 8.29%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	290	290,487
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.274%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(3)	421	413,335
Series 2021-ESH, Class C, 6.894%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(3)	578	563,644
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,277,632
Series KG03, Class A2, 1.297%, 6/25/30(2)	305	247,403
Series KSG1, Class A2, 1.503%, 9/25/30	278	227,587
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	507,223
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	192	178,038
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.029%, 9/25/27(2)	514	479,088
Series 2018-M13, Class A2, 3.866%, 9/25/30(2)	1,329	1,270,166
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	403	384,709
Series 2019-M22, Class A2, 2.522%, 8/25/29	485	431,029
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	856,280
Series 2020-M20, Class A2, 1.435%, 10/25/29	605	499,335
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.40%, (1 mo. USD LIBOR + 3.25%), 10/25/49(1)(3)	220	213,121
Series 2020-01, Class M10, 8.90%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	525	504,476
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.343%, (1 mo. USD LIBOR + 1.15%), 5/15/38(1)(3)	989	977,698
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	48,830

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	$100	$ 7,193
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36(1)(3)(6)	424	411,473
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36(1)(3)(6)	187	180,402
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36(1)(3)(6)	100	95,277
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	618	496,850
VMC Finance, LLC:
Series 2021-HT1, Class A, 6.807%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(3)	389	377,855
Series 2021-HT1, Class B, 9.657%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(3)	753	706,530
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	450	287,182
Total Commercial Mortgage-Backed Securities (identified cost $17,504,616)		$ 15,424,753

Common Stocks — 59.0%

Security	Shares	Value
Aerospace & Defense — 0.3%
HEICO Corp.	6,400	$ 1,132,416
		$ 1,132,416
Automobile Components — 0.3%
Aptiv PLC(7)	12,900	$ 1,316,961
		$ 1,316,961
Beverages — 2.8%
Coca-Cola Co. (The)	90,400	$ 5,443,888
PepsiCo, Inc.	29,700	5,501,034
		$ 10,944,922
Biotechnology — 1.0%
AbbVie, Inc.	27,400	$ 3,691,602
		$ 3,691,602
Broadline Retail — 2.7%
Amazon.com, Inc.(7)	79,580	$ 10,374,049
		$ 10,374,049
Capital Markets — 3.8%
Intercontinental Exchange, Inc.	43,700	$ 4,941,596
Security	Shares	Value
Capital Markets (continued)
S&P Global, Inc.	10,000	$ 4,008,900
Stifel Financial Corp.	49,400	2,947,698
Tradeweb Markets, Inc., Class A	44,703	3,061,261
		$ 14,959,455
Chemicals — 1.6%
Ecolab, Inc.	12,600	$ 2,352,294
Linde PLC	10,400	3,963,232
		$ 6,315,526
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	15,416	$ 2,673,443
		$ 2,673,443
Consumer Staples Distribution & Retail — 1.1%
Walmart, Inc.	28,100	$ 4,416,758
		$ 4,416,758
Electric Utilities — 0.8%
NextEra Energy, Inc.	42,400	$ 3,146,080
		$ 3,146,080
Electrical Equipment — 0.8%
AMETEK, Inc.	19,600	$ 3,172,848
		$ 3,172,848
Energy Equipment & Services — 1.1%
Baker Hughes Co.	132,500	$ 4,188,325
		$ 4,188,325
Financial Services — 2.3%
Shift4 Payments, Inc., Class A(7)	37,900	$ 2,573,789
Visa, Inc., Class A	27,200	6,459,456
		$ 9,033,245
Ground Transportation — 0.8%
Union Pacific Corp.	14,700	$ 3,007,914
		$ 3,007,914
Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp.(7)	51,100	$ 2,763,999
Edwards Lifesciences Corp.(7)	24,600	2,320,518
Intuitive Surgical, Inc.(7)	8,900	3,043,266
Stryker Corp.	9,700	2,959,373
		$ 11,087,156

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.0%
Domino's Pizza, Inc.	4,600	$ 1,550,154
Marriott International, Inc., Class A	12,500	2,296,125
		$ 3,846,279
Insurance — 1.4%
Allstate Corp. (The)	28,300	$ 3,085,832
W.R. Berkley Corp.	41,200	2,453,872
		$ 5,539,704
Interactive Media & Services — 2.8%
Alphabet, Inc., Class C(7)	89,100	$ 10,778,427
		$ 10,778,427
IT Services — 0.7%
Gartner, Inc.(7)	7,300	$ 2,557,263
		$ 2,557,263
Life Sciences Tools & Services — 2.1%
Danaher Corp.	11,300	$ 2,712,000
Illumina, Inc.(7)	11,600	2,174,884
Thermo Fisher Scientific, Inc.	6,418	3,348,592
		$ 8,235,476
Machinery — 0.7%
Parker-Hannifin Corp.	6,700	$ 2,613,268
		$ 2,613,268
Media — 0.9%
Comcast Corp., Class A	81,800	$ 3,398,790
		$ 3,398,790
Multi-Utilities — 0.6%
Sempra Energy	16,300	$ 2,373,117
		$ 2,373,117
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	48,500	$ 3,101,575
Eli Lilly & Co.	12,400	5,815,352
		$ 8,916,927
Professional Services — 2.9%
Automatic Data Processing, Inc.	21,500	$ 4,725,485
Booz Allen Hamilton Holding Corp.	22,800	2,544,480
TransUnion	51,700	4,049,661
		$ 11,319,626
Security	Shares	Value
Real Estate Management & Development — 0.9%
FirstService Corp.	23,600	$ 3,636,524
		$ 3,636,524
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices, Inc.	23,300	$ 4,539,073
Lam Research Corp.	5,800	3,728,588
NVIDIA Corp.	14,000	5,922,280
		$ 14,189,941
Software — 8.3%
ANSYS, Inc.(7)	10,900	$ 3,599,943
Black Knight, Inc.(7)	30,600	1,827,738
Fair Isaac Corp.(7)	4,400	3,560,524
Fortinet, Inc.(7)	27,900	2,108,961
Microsoft Corp.	57,193	19,476,504
VMware, Inc., Class A(7)	10,800	1,551,852
		$ 32,125,522
Specialized REITs — 0.6%
Lamar Advertising Co., Class A	22,300	$ 2,213,275
		$ 2,213,275
Specialty Retail — 0.9%
TJX Cos., Inc. (The)	41,000	$ 3,476,390
		$ 3,476,390
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	86,388	$ 16,756,680
		$ 16,756,680
Textiles, Apparel & Luxury Goods — 1.4%
lululemon Athletica, Inc.(7)	6,500	$ 2,460,250
NIKE, Inc., Class B	27,200	3,002,064
		$ 5,462,314
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(7)	19,130	$ 2,657,157
		$ 2,657,157
Total Common Stocks (identified cost $157,862,808)		$229,557,380

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Corporate Bonds — 17.3%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese US Holdings, LLC:
6.165%, 7/15/27	331	$ 329,518
6.33%, 7/15/29(8)	285	283,282
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	306	268,790
		$ 881,590
Communications — 0.9%
AT&T, Inc.:
3.55%, 9/15/55	28	$ 19,622
3.65%, 6/1/51	476	349,711
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	124	113,105
Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,078	814,236
Comcast Corp.:
2.887%, 11/1/51	446	299,276
2.937%, 11/1/56	456	297,280
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	35	21,117
Nokia Oyj:
4.375%, 6/12/27	347	327,157
6.625%, 5/15/39	395	378,295
Rogers Communications, Inc., 4.55%, 3/15/52(1)	544	437,873
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	137,776
SES S.A., 5.30%, 4/4/43(1)	109	78,759
T-Mobile USA, Inc., 2.25%, 11/15/31	64	51,239
		$ 3,325,446
Consumer, Cyclical — 1.4%
American Airlines Pass-Through Trust, Series 2015-2, 4.40%, 9/22/23	85	$ 84,013
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	520	515,627
5.75%, 4/20/29(1)	21	20,409
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	146	125,054
Bath & Body Works, Inc.:
6.875%, 11/1/35	39	35,744
7.60%, 7/15/37	165	149,144
Brunswick Corp., 5.10%, 4/1/52	133	98,778
Delta Air Lines, Inc./SkyMiles IP, Ltd.:
4.50%, 10/20/25(1)	250	244,654
4.75%, 10/20/28(1)	460	446,887
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	736	511,950
Ford Motor Co., 4.75%, 1/15/43	45	34,644
Ford Motor Credit Co., LLC, 7.35%, 11/4/27	556	569,133
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
General Motors Co., 5.60%, 10/15/32(8)	292	$ 282,640
General Motors Financial Co., Inc.:
4.30%, 4/6/29	239	219,487
5.80%, 6/23/28	45	44,851
5.85%, 4/6/30(8)	320	317,510
Hyatt Hotels Corp.:
1.30%, 10/1/23	149	147,647
1.80%, 10/1/24	61	58,083
Hyundai Capital America, 5.70%, 6/26/30(1)	100	99,404
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(8)	417	362,778
4.375%, 1/15/31(1)(8)	70	60,487
Macy's Retail Holdings, LLC:
4.30%, 2/15/43	30	18,346
5.875%, 4/1/29(1)(8)	66	60,298
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	336	283,389
5.391%, 3/15/62	844	688,395
		$ 5,479,352
Consumer, Non-cyclical — 1.3%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	$ 185,459
4.25%, 11/1/29(1)	384	348,843
Block Financial, LLC, 3.875%, 8/15/30	575	507,681
Centene Corp.:
3.375%, 2/15/30	199	171,208
4.25%, 12/15/27	257	240,529
4.625%, 12/15/29	36	33,168
Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	195,098
Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	199,799
Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	246,870
CVS Health Corp.:
5.25%, 1/30/31	415	413,828
5.875%, 6/1/53	421	432,029
CVS Pass-Through Trust, 6.036%, 12/10/28	264	262,452
Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	414,052
Ford Foundation (The), 2.415%, 6/1/50	435	289,096
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)(8)	414	384,088
Natura Cosmeticos S.A., 4.125%, 5/3/28(1)(8)	288	249,357
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	305	270,298
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	238,908

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value
Consumer, Non-cyclical (continued)
Smithfield Foods, Inc.: (continued)
3.00%, 10/15/30(1)		77	$ 60,430
5.20%, 4/1/29(1)		45	41,498
			$ 5,184,691
Energy — 0.2%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(8)		76	$ 59,946
TerraForm Power Operating, LLC:
4.75%, 1/15/30(1)		369	325,999
5.00%, 1/31/28(1)		460	423,954
			$ 809,899
Financial — 9.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.50%, 9/15/23		150	$ 149,449
Affiliated Managers Group, Inc., 3.30%, 6/15/30		225	190,088
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		60	56,486
Ally Financial, Inc.:
2.20%, 11/2/28		45	35,960
8.00%, 11/1/31(8)		475	493,505
American Assets Trust, L.P., 3.375%, 2/1/31		84	65,795
American National Group, LLC, 6.144%, 6/13/32(1)		70	66,535
Ameriprise Financial, Inc., 5.15%, 5/15/33		473	469,975
Andrew W. Mellon Foundation (The), 0.947%, 8/1/27		335	290,175
ASR Nederland N.V., 7.00% to 9/7/33, 12/7/43(9)(10)	EUR	100	113,776
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(9)		458	419,745
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)		336	335,538
6.375%, 7/15/30(1)		395	392,052
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(9)		400	347,556
5.294%, 8/18/27		600	588,843
Bank of America Corp.:
1.734% to 7/22/26, 7/22/27(9)		830	741,462
1.898% to 7/23/30, 7/23/31(9)		227	180,870
1.922% to 10/24/30, 10/24/31(9)		288	228,067
2.087% to 6/14/28, 6/14/29(9)		379	323,599
2.299% to 7/21/31, 7/21/32(9)		379	303,244
2.456% to 10/22/24, 10/22/25(9)		475	453,728
2.551% to 2/4/27, 2/4/28(9)		522	471,526
3.846% to 3/8/32, 3/8/37(9)		1,378	1,179,222
4.571% to 4/27/32, 4/27/33(9)		271	254,934
5.202% to 4/25/28, 4/25/29(9)		334	330,559
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Bank of America Corp.: (continued)
6.204% to 11/10/27, 11/10/28(9)	201	$ 206,761
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	262	241,236
5.125% to 1/18/28, 1/18/33(1)(9)	500	434,316
BNP Paribas S.A.:
7.75% to 8/16/29(1)(9)(11)	220	213,488
9.25% to 11/17/27(1)(8)(9)(11)	400	413,245
Boston Properties, L.P., 2.45%, 10/1/33	750	541,201
BPCE S.A., 3.648% to 1/14/32, 1/14/37(1)(9)	261	207,637
Broadstone Net Lease, LLC, 2.60%, 9/15/31	24	17,223
CaixaBank S.A., 6.208% to 1/18/28, 1/18/29(1)(9)	685	683,983
Capital One Financial Corp.:
3.273% to 3/1/29, 3/1/30(9)	256	217,630
3.75%, 7/28/26	122	113,682
4.20%, 10/29/25	190	181,714
CBRE Services, Inc., 5.95%, 8/15/34	430	424,961
Charles Schwab Corp. (The):
Series G, 5.375% to 6/1/25(8)(9)(11)	108	103,758
5.853% to 5/19/33, 5/19/34(9)	342	347,329
CI Financial Corp.:
3.20%, 12/17/30	477	358,049
4.10%, 6/15/51	455	277,224
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28(9)	150	140,338
3.887% to 1/10/27, 1/10/28(9)	205	194,394
4.00% to 12/10/25(9)(11)	310	265,437
Corporate Office Properties, L.P., 2.90%, 12/1/33	226	156,882
Discover Bank, 4.682% to 8/9/23, 8/9/28(9)	270	246,872
EPR Properties:
3.75%, 8/15/29	516	420,127
4.50%, 6/1/27(8)	376	337,733
4.95%, 4/15/28	263	235,241
Extra Space Storage, L.P.:
2.55%, 6/1/31	293	237,423
5.50%, 7/1/30	347	344,578
F&G Annuities & Life, Inc., 7.40%, 1/13/28(1)	924	923,736
GA Global Funding Trust, 2.25%, 1/6/27(1)	677	600,313
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	777	585,592
Goldman Sachs Group, Inc. (The), 2.64% to 2/24/27, 2/24/28(9)	150	136,217
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)(8)	871	781,529
3.75%, 9/15/30(1)(8)	158	124,114
6.00%, 4/15/25(1)	283	279,522

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
HSBC Holdings PLC, 6.161% to 3/9/28, 3/9/29(9)	1,111	$ 1,121,512
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	201,952
8.248% to 11/21/32, 11/21/33(1)(9)	488	512,910
Iron Mountain, Inc., 4.50%, 2/15/31(1)	297	255,461
JPMorgan Chase & Co.:
1.47% to 9/22/26, 9/22/27(9)	618	545,958
2.545% to 11/8/31, 11/8/32(9)	144	118,042
2.739% to 10/15/29, 10/15/30(9)	185	159,536
4.005% to 4/23/28, 4/23/29(9)	318	299,709
KeyBank N.A., 5.85%, 11/15/27	750	706,856
KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	207,510
KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	109	70,036
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	289	227,658
Life Storage, L.P., 2.40%, 10/15/31	382	303,221
Macquarie Bank, Ltd., 6.798%, 1/18/33(1)	498	500,163
Metropolitan Life Global Funding I, 5.15%, 3/28/33(1)	218	215,771
National Bank of Canada, 0.55% to 11/15/23, 11/15/24(9)	301	294,741
Newmark Group, Inc., 6.125%, 11/15/23	134	132,781
OneMain Finance Corp.:
3.50%, 1/15/27	594	510,228
7.125%, 3/15/26(8)	58	57,037
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)(8)	53	42,620
PNC Financial Services Group, Inc. (The), Series W, 6.25% to 3/15/30(9)(11)	149	134,137
Radian Group, Inc., 4.875%, 3/15/27	393	370,992
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(1)	22	19,493
3.875%, 3/1/31(1)	557	452,149
SITE Centers Corp., 3.625%, 2/1/25	259	243,880
Societe Generale S.A.:
6.221% to 6/15/32, 6/15/33(1)(9)	255	237,606
9.375% to 11/22/27(1)(9)(11)	207	202,860
Standard Chartered PLC:
1.214% to 3/23/24, 3/23/25(1)(9)	200	192,363
1.456% to 1/14/26, 1/14/27(1)(9)	226	200,507
1.822% to 11/23/24, 11/23/25(1)(9)	236	220,777
Stifel Financial Corp., 4.00%, 5/15/30	266	227,338
Sun Communities Operating, L.P.:
2.70%, 7/15/31	102	80,717
4.20%, 4/15/32	300	262,359
Swedbank AB, 5.337%, 9/20/27(1)	403	397,543
Synchrony Bank, 5.40%, 8/22/25	362	346,622
Synchrony Financial, 4.50%, 7/23/25	450	424,464
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	250	$ 201,015
5.625%, 2/15/28	744	672,805
Synovus Financial Corp., 5.90% to 2/7/24, 2/7/29(9)	35	31,920
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	240	174,259
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(9)	887	903,303
Truist Financial Corp.:
5.10% to 3/1/30(9)(11)	409	355,830
5.867% to 6/8/33, 6/8/34(9)	985	985,853
6.047% to 6/8/26, 6/8/27(9)	470	470,407
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(9)	878	878,324
5.836% to 6/10/33, 6/12/34(9)	450	453,463
UBS AG, 1.25%, 6/1/26(1)	331	291,346
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(9)	359	272,143
4.375% to 2/10/31(1)(9)(11)	219	154,820
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	200	169,892
5.861% to 6/19/27, 6/19/32(1)(9)	200	181,962
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(9)	223	171,271
		$ 36,342,296
Government - Multinational — 1.6%
Asian Development Bank, 3.125%, 9/26/28	540	$ 511,296
European Bank for Reconstruction & Development, 1.50%, 2/13/25	475	448,512
European Investment Bank:
1.625%, 5/13/31(8)	925	780,080
2.375%, 5/24/27	1,026	951,833
2.875%, 6/13/25(1)	1,892	1,819,805
Inter-American Development Bank, 0.875%, 4/3/25(8)	377	350,799
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,156,848
International Finance Corp., 5.182%, (SOFR + 0.09%), 4/3/24(3)	246	246,020
		$ 6,265,193
Government - Regional — 0.2%
Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	720	$ 685,928
		$ 685,928
Industrial — 0.3%
Berry Global, Inc., 5.50%, 4/15/28(1)	288	$ 283,664
Cemex SAB de CV, 9.125% to 3/14/28(1)(9)(11)	425	430,949

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Industrial (continued)
Jabil, Inc., 3.00%, 1/15/31	382	$ 324,798
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)(8)	310	311,914
		$ 1,351,325
Other Revenue — 0.1%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	675	$ 553,548
		$ 553,548
Technology — 1.1%
Dell International, LLC/EMC Corp.:
3.375%, 12/15/41(1)	63	$ 44,482
3.45%, 12/15/51(1)	92	61,787
Fidelity National Information Services, Inc., 2.25%, 3/1/31(8)	570	455,243
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	664	662,148
Intel Corp., 5.70%, 2/10/53	466	474,397
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(8)	550	447,822
3.15%, 10/15/31	136	102,124
Micron Technology, Inc.:
2.703%, 4/15/32	86	67,897
3.477%, 11/1/51	94	62,798
5.875%, 9/15/33	815	808,042
Seagate HDD Cayman:
4.091%, 6/1/29	320	281,864
5.75%, 12/1/34	180	159,915
9.625%, 12/1/32(1)	407	449,311
		$ 4,077,830
Utilities — 0.7%
AES Corp. (The), 2.45%, 1/15/31	675	$ 545,985
Avangrid, Inc., 3.15%, 12/1/24	141	135,313
Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	176	143,539
Enel Finance International N.V., 1.375%, 7/12/26(1)	567	500,789
MidAmerican Energy Co.:
3.15%, 4/15/50	215	150,804
4.25%, 7/15/49	300	255,571
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	371	318,286
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	34	32,598
Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	186,557
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	313,582
		$ 2,583,024
Total Corporate Bonds (identified cost $74,345,716)		$ 67,540,122

Preferred Stocks — 0.2%

Security	Shares	Value
Oil, Gas & Consumable Fuels — 0.0%(12)
NuStar Energy, L.P., Series B, 11.188%, (3 mo. USD LIBOR + 5.643%)(3)	4,005	$ 97,722
		$ 97,722
Real Estate Management & Development — 0.1%
Brookfield Property Partners, L.P.:
Series A, 5.75%	13,079	$ 179,836
Series A2, 6.375%	12,000	163,320
		$ 343,156
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.:
5.50%	21,450	$ 313,170
6.25%	2,200	36,850
		$ 350,020
Total Preferred Stocks (identified cost $1,320,312)		$ 790,898

Senior Floating-Rate Loans(13) — 0.1%

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., Term Loan, 7.467%, (SOFR + 2.25%), 3/15/27	$316	$ 243,936
		$ 243,936
IT Services — 0.0%(12)
Asurion, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$58	$ 56,404
		$ 56,404
Software — 0.0%(12)
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$128	$ 126,799
		$ 126,799
Total Senior Floating-Rate Loans (identified cost $499,646)		$ 427,139

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
0.75%, 9/30/30	$235	$ 186,968
1.00%, 10/1/26	1,526	1,365,626
Total Sovereign Government Bonds (identified cost $1,745,403)		$ 1,552,594

Taxable Municipal Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Los Angeles Unified School District, CA, 5.75%, 7/1/34(14)	$450	$ 477,958
Massachusetts, Green Bonds, 3.277%, 6/1/46	435	350,610
New York City, NY, 5.206%, 10/1/31(14)	470	476,942
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	251,518
		$ 1,557,028
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 374,475
Social Bonds, 2.484%, 6/1/27	290	264,364
Social Bonds, 2.534%, 6/1/28	360	322,895
Social Bonds, 2.584%, 6/1/29	200	176,222
Social Bonds, 2.984%, 6/1/33	220	186,439
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(14)	300	307,626
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(14)	575	604,814
		$ 2,236,835
Water and Sewer — 0.5%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$ 121,047
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	143,361
Green Bonds, 2.184%, 9/1/31	140	116,340
Green Bonds, 2.264%, 9/1/32	125	102,461
Green Bonds, 2.344%, 9/1/33	135	109,293
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	118,987
Green Bonds, 1.701%, 5/1/31	130	105,243
Green Bonds, 1.951%, 5/1/34	75	57,809
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	$1,440	$ 1,188,187
		$ 2,062,728
Total Taxable Municipal Obligations (identified cost $6,718,788)		$ 5,856,591

U.S. Government Agencies and Instrumentalities — 0.3%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.618%, 8/1/23	$69	$ 68,821
2.668%, 8/1/24	240	232,922
2.738%, 8/1/25	240	228,201
3.435%, 8/1/34	220	198,125
3.485%, 8/1/35	125	111,837
3.585%, 8/1/37	225	200,032
U.S. International Development Finance Corp., 3.52%, 9/20/32	291	274,534
Total U.S. Government Agencies and Instrumentalities (identified cost $1,457,911)		$ 1,314,472

U.S. Government Agency Mortgage-Backed Securities — 7.5%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Pool #RA9348, 6.00%, 6/1/53	$75	$ 75,816
Pool #ZT0383, 3.50%, 3/1/48	88	81,231
Federal National Mortgage Association:
4.00%, 30-Year, TBA(15)	11,068	10,387,488
4.50%, 30-Year, TBA(15)	4,077	3,919,017
5.00%, 30-Year, TBA(15)	8,882	8,704,707
5.50%, 30-Year, TBA(15)	3,296	3,281,191
Pool #AN1909, 2.68%, 7/1/26	338	318,496
Pool #BM3990, 4.00%, 3/1/48	245	233,349
Pool #FM1867, 3.00%, 11/1/49	253	224,737
Pool #FM6803, 2.00%, 4/1/51	210	173,926
Pool #MA3149, 4.00%, 10/1/47	278	264,712
Government National Mortgage Association II:
Pool #CB2653, 2.50%, 3/20/51	295	252,355
Pool #CB8629, 2.50%, 4/20/51	453	386,951
Pool #CS1924, 6.00%, 3/20/53	259	263,955
Pool #CS1930, 6.00%, 4/20/53	45	45,722
Pool #CT0829, 6.00%, 6/20/53	75	76,348

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association II: (continued)
Pool #CT7468, 6.50%, 6/20/53	$330	$ 339,097
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $29,437,014)		$ 29,029,098

U.S. Treasury Obligations — 7.1%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$497	$ 289,085
1.875%, 2/15/41	481	349,683
1.875%, 2/15/51	236	156,387
1.875%, 11/15/51	368	243,081
2.00%, 11/15/41	795	582,493
2.00%, 8/15/51	338	230,527
2.25%, 2/15/52	523	378,174
2.375%, 2/15/42	4,994	3,890,443
2.875%, 5/15/52	275	228,025
3.00%, 8/15/52	127	108,029
3.625%, 2/15/53	1,190	1,142,400
3.875%, 2/15/43	530	516,916
4.00%, 11/15/52	323	331,883
5.375%, 2/15/31	26	28,495
6.25%, 5/15/30	13	14,754
U.S. Treasury Notes:
0.125%, 9/15/23	274	271,208
0.125%, 1/15/24	131	127,421
0.125%, 2/15/24	52	50,338
0.25%, 3/15/24	1,022	985,944
0.375%, 10/31/23	109	107,290
0.375%, 4/15/24	345	331,684
0.75%, 11/15/24	105	98,778
0.875%, 11/15/30	54	43,713
1.00%, 7/31/28	58	49,755
1.125%, 1/15/25	301	283,116
1.25%, 12/31/26	1,384	1,245,897
1.25%, 3/31/28	581	508,613
1.25%, 4/30/28	1,022	893,032
1.25%, 6/30/28	303	263,823
1.375%, 9/30/23	271	268,432
1.375%, 11/15/31	529	436,332
1.50%, 1/31/27	152	137,714
1.625%, 5/15/31	107	90,958
1.875%, 2/28/27	3,887	3,563,375
1.875%, 2/15/32	584	500,358
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
2.125%, 3/31/24	$420	$ 409,974
2.625%, 4/15/25	310	297,412
2.875%, 4/30/29	4,465	4,188,031
3.125%, 8/31/27	1,146	1,096,198
3.125%, 8/31/29	441	418,950
3.375%, 5/15/33	236	227,629
3.50%, 1/31/28	631	612,834
3.50%, 4/30/30	90	87,399
3.625%, 5/15/26	23	22,442
3.625%, 5/31/28	135	132,058
3.875%, 9/30/29	465	460,523
4.125%, 11/15/32	43	43,947
4.50%, 11/15/25	880	875,566
Total U.S. Treasury Obligations (identified cost $29,544,330)		$ 27,621,119

Short-Term Investments — 2.8%
Affiliated Fund — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(16)	7,538,881	$ 7,538,881
Total Affiliated Fund (identified cost $7,538,881)		$ 7,538,881
Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(17)	3,370,005	$ 3,370,005
Total Securities Lending Collateral (identified cost $3,370,005)		$ 3,370,005
Total Short-Term Investments (identified cost $10,908,886)		$ 10,908,886
Total Investments — 107.5% (identified cost $362,043,472)		$418,537,729
Other Assets, Less Liabilities — (7.5)%		$ (29,138,173)
Net Assets — 100.0%		$ 389,399,556

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $59,619,451 or 15.3% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2023.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2023.
(5)	Principal amount is less than $500.
(6)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 9).
(7)	Non-income producing security.
(8)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $4,201,844.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of these securities is $113,776 or less than 0.05% of the Fund's net assets.
(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(12)	Amount is less than 0.05%.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(15)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	3,656	USD	3,940	JPMorgan Chase Bank, N.A.	8/10/23	$ 56	$ —
USD	119,167	EUR	109,212	State Street Bank and Trust Company	8/10/23	—	(215)
						$ 56	$(215)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	43	Long	9/29/23	$8,743,781	$(44,570)
U.S. 5-Year Treasury Note	11	Long	9/29/23	1,178,031	(20,777)
U.S. Long Treasury Bond	54	Long	9/20/23	6,852,938	(24,450)
U.S. Ultra-Long Treasury Bond	17	Long	9/20/23	2,315,719	25,999
U.S. 5-Year Treasury Note	(4)	Short	9/29/23	(428,375)	9,743

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Futures Contracts — continued
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	(2)	Short	9/20/23	$ (224,531)	$ 2,153
U.S. Ultra 10-Year Treasury Note	(75)	Short	9/20/23	(8,882,813)	84,655
U.S. Ultra-Long Treasury Bond	(5)	Short	9/20/23	(681,094)	(7,705)
					$25,048

Abbreviations:
LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $353,796,758) - including $4,201,844 of securities on loan	$ 410,311,696
Investments in securities of affiliated issuers, at value (identified cost $8,246,714)	8,226,033
Receivable for variation margin on open futures contracts	31,630
Receivable for open forward foreign currency exchange contracts	56
Cash	734
Deposits at broker for futures contracts	438,000
Receivable for investments sold	699,743
Receivable for capital shares sold	125,595
Dividends and interest receivable	1,320,751
Dividends and interest receivable - affiliated	19,868
Securities lending income receivable	672
Tax reclaims receivable	47,249
Directors' deferred compensation plan	69,103
Total assets	$421,291,130
Liabilities
Payable for open forward foreign currency exchange contracts	$ 215
Payable for investments purchased	1,582,310
Payable for when-issued/delayed delivery/forward commitment securities	26,437,028
Payable for capital shares redeemed	143,290
Deposits for securities loaned	3,370,005
Payable to affiliates:
Investment advisory fee	128,874
Administrative fee	37,859
Distribution fees	3,210
Sub-transfer agency fee	258
Directors' deferred compensation plan	69,103
Accrued expenses	119,422
Total liabilities	$ 31,891,574
Net Assets	$389,399,556
Sources of Net Assets
Paid-in capital	$ 316,170,653
Distributable earnings	73,228,903
Net Assets	$389,399,556
Class I Shares
Net Assets	$ 373,551,097
Shares Outstanding	165,158,308
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 2.26
Class F Shares
Net Assets	$ 15,848,459
Shares Outstanding	7,057,728
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 2.25

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $2,507)	$ 1,437,621
Dividend income - affiliated issuers	103,870
Interest and other income	3,230,305
Interest income - affiliated issuers	25,535
Securities lending income, net	2,964
Total investment income	$ 4,800,295
Expenses
Investment advisory fee	$ 768,430
Administrative fee	224,906
Distribution fees:
Class F	18,523
Directors' fees and expenses	16,109
Custodian fees	13,112
Transfer agency fees and expenses	74,814
Accounting fees	66,067
Professional fees	32,973
Reports to shareholders	7,031
Miscellaneous	11,463
Total expenses	$ 1,233,428
Waiver and/or reimbursement of expenses by affiliates	$ (3,603)
Net expenses	$ 1,229,825
Net investment income	$ 3,570,470
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 5,860,617
Futures contracts	30,539
Foreign currency transactions	65
Net realized gain	$ 5,891,221
Change in unrealized appreciation (depreciation):
Investment securities	$ 23,715,410
Investment securities - affiliated issuers	15,353
Futures contracts	(32,103)
Foreign currency	432
Forward foreign currency exchange contracts	(301)
Net change in unrealized appreciation (depreciation)	$23,698,791
Net realized and unrealized gain	$29,590,012
Net increase in net assets from operations	$33,160,482

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,570,470	$ 6,091,676
Net realized gain	5,891,221	1,578,645
Net change in unrealized appreciation (depreciation)	23,698,791	(76,610,275)
Net increase (decrease) in net assets from operations	$ 33,160,482	$ (68,939,954)
Distributions to shareholders:
Class I	$ —	$ (40,673,358)
Class F	—	(1,449,335)
Total distributions to shareholders	$ —	$ (42,122,693)
Capital share transactions:
Class I	$ (12,337,149)	$ 15,494,832
Class F	1,290,213	3,933,807
Net increase (decrease) in net assets from capital share transactions	$ (11,046,936)	$ 19,428,639
Net increase (decrease) in net assets	$ 22,113,546	$ (91,634,008)
Net Assets
At beginning of period	$ 367,286,010	$ 458,920,018
At end of period	$389,399,556	$367,286,010

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Financial Highlights

	Class I
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 2.07	$ 2.78	$ 2.52	$ 2.29	$ 1.94	$ 2.23
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.04	$ 0.03	$ 0.03	$ 0.04	$ 0.04
Net realized and unrealized gain (loss)	0.17	(0.48)	0.34	0.31	0.43	(0.08)
Total income (loss) from operations	$ 0.19	$ (0.44)	$ 0.37	$ 0.34	$ 0.47	$ (0.04)
Less Distributions
From net investment income	$ —	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.04)
From net realized gain	—	(0.24)	(0.08)	(0.07)	(0.08)	(0.21)
Total distributions	$ —	$ (0.27)	$ (0.11)	$ (0.11)	$ (0.12)	$ (0.25)
Net asset value — End of period	$ 2.26	$ 2.07	$ 2.78	$ 2.52	$ 2.29	$ 1.94
Total Return(2)	9.18% (3)	(15.41)%	15.12%	15.26%	24.40%	(2.67)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$373,551	$354,044	$445,917	$408,223	$362,392	$296,345
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.65% (5)	0.64%	0.63%	0.63%	0.62%	0.72%
Net expenses	0.65% (5)(6)	0.64% (6)	0.63%	0.63%	0.62%	0.70%
Net investment income	1.91% (5)	1.55%	1.04%	1.39%	1.68%	1.66%
Portfolio Turnover	56% (3)(7)	84% (7)	93% (7)	104% (7)	70% (7)	77%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
		2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 2.06	$ 2.77	$ 2.52	$ 2.30	$ 1.95	$ 2.24
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.03	$ 0.02	$ 0.03	$ 0.03	$ 0.03
Net realized and unrealized gain (loss)	0.17	(0.47)	0.34	0.30	0.44	(0.07)
Total income (loss) from operations	$ 0.19	$ (0.44)	$ 0.36	$ 0.33	$ 0.47	$ (0.04)
Less Distributions
From net investment income	$ —	$ (0.03)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.04)
From net realized gain	—	(0.24)	(0.08)	(0.07)	(0.08)	(0.21)
Total distributions	$ —	$ (0.27)	$ (0.11)	$ (0.11)	$ (0.12)	$ (0.25)
Net asset value — End of period	$ 2.25	$ 2.06	$ 2.77	$ 2.52	$ 2.30	$ 1.95
Total Return(2)	9.22% (3)	(15.47)%	14.72%	14.76%	24.28%	(2.65)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,848	$13,242	$13,003	$ 7,896	$ 5,023	$1,920
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.90% (5)	0.89%	0.88%	0.88%	0.86%	0.96%
Net expenses	0.90% (5)(6)	0.89% (6)	0.88%	0.88%	0.86%	0.96%
Net investment income	1.66% (5)	1.31%	0.79%	1.13%	1.44%	1.40%
Portfolio Turnover	56% (3)(7)	84% (7)	93% (7)	104% (7)	70% (7)	77%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 23,783,305	$ —	$ 23,783,305
Collateralized Mortgage Obligations	—	4,731,372	—	4,731,372
Commercial Mortgage-Backed Securities	—	15,424,753	—	15,424,753
Common Stocks	229,557,380 (1)	—	—	229,557,380
Corporate Bonds	—	67,540,122	—	67,540,122
Preferred Stocks	790,898	—	—	790,898
Senior Floating-Rate Loans	—	427,139	—	427,139
Sovereign Government Bonds	—	1,552,594	—	1,552,594
Taxable Municipal Obligations	—	5,856,591	—	5,856,591
U.S. Government Agencies and Instrumentalities	—	1,314,472	—	1,314,472
U.S. Government Agency Mortgage-Backed Securities	—	29,029,098	—	29,029,098
U.S. Treasury Obligations	—	27,621,119	—	27,621,119
Short-Term Investments:
Affiliated Fund	7,538,881	—	—	7,538,881
Securities Lending Collateral	3,370,005	—	—	3,370,005
Total Investments	$241,257,164	$177,280,565	$ —	$418,537,729
Forward Foreign Currency Exchange Contracts	$ —	$ 56	$ —	$ 56
Futures Contracts	122,550	—	—	122,550
Total	$241,379,714	$177,280,621	$ —	$418,660,335
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (215)	$ —	$ (215)
Futures Contracts	(97,502)	—	—	(97,502)
Total	$ (97,502)	$ (215)	$ —	$ (97,717)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.360%
Over $1 billion	0.325%
For the six months ended June 30, 2023, the investment advisory fee amounted to $768,430 or 0.41% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $3,603 relating to the Fund's investment in the Liquidity Fund.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $224,906.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2023 amounted to $18,523 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $121 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $74,035, and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $79,796,872 and $80,674,912, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $142,113,487 and $136,207,335, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$362,305,225
Gross unrealized appreciation	$ 73,757,014
Gross unrealized depreciation	(17,499,621)
Net unrealized appreciation	$ 56,257,393
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2023 is included in the Schedule of Investments. At June 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended June 30, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended June 30, 2023, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $215. At June 30, 2023, there were no assets pledged by the Fund for such liability.
At June 30, 2023, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 56	$ (215)
Interest rate	Futures contracts	Distributable earnings	122,550 (1)	(97,502) (1)
Total			$122,606	$(97,717)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2023 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ 30,539	$ 30,539
Total	$ —	$ 30,539	$ 30,539
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ (301)	$ —	$ (301)
Futures contracts	—	(32,103)	(32,103)
Total	$(301)	$(32,103)	$(32,404)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$15,459,000	$14,533,000	$21,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2023, the total value of securities on loan, including accrued interest, was $4,234,673 and the total value of collateral received was $4,323,255, comprised of cash of $3,370,005 and U.S. government and/or agencies securities of $953,250.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$3,370,005	$ —	$ —	$ —	$3,370,005
The carrying amount of the liability for deposits for securities loaned at June 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2023.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2023.
9  Affiliated Investments
At June 30, 2023, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $8,226,033, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.093%, (1 mo. USD LIBOR + 1.90%), 5/15/36	$ 452,353	$ —	$ (48,832)	$ —	$ 7,952	$ 411,473	$ 14,754	$ 423,756
Series 2019-BPR, Class B, 7.793%, (1 mo. USD LIBOR + 2.60%), 5/15/36	175,544	—	—	—	4,819	180,402	6,727	187,000
Series 2019-BPR, Class C, 8.743%, (1 mo. USD LIBOR + 3.55%), 5/15/36	92,695	—	—	—	2,582	95,277	4,054	100,000
Short-Term Investments
Liquidity Fund	6,867,206	37,960,814	(37,289,139)	—	—	7,538,881	103,870	7,538,881
Total				$ —	$15,353	$8,226,033	$129,405
10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Shares sold	3,592,017	$ 7,757,707	7,482,479	$ 17,882,783
Reinvestment of distributions	—	—	20,646,374	40,673,358
Shares redeemed	(9,307,711)	(20,094,856)	(17,906,537)	(43,061,309)
Net increase (decrease)	(5,715,694)	$(12,337,149)	10,222,316	$ 15,494,832
Class F
Shares sold	1,127,336	$ 2,358,430	2,268,913	$ 5,589,052
Reinvestment of distributions	—	—	739,457	1,449,335
Shares redeemed	(498,200)	(1,068,217)	(1,276,706)	(3,104,580)
Net increase	629,136	$ 1,290,213	1,731,664	$ 3,933,807
At June 30, 2023, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 72.2%.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Balanced Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2022. It also indicated that the Fund had outperformed its blended benchmark for the one- and five-year periods ended December 31, 2022, while it had underperformed its blended benchmark for the three-year period ended December 31, 2022. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its blended benchmark.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each below the respective median of the Fund’s expense group. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Calvert
VP SRI Balanced Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24218     6.30.23

Calvert
VP SRI Mid Cap Portfolio
Semiannual Report
June 30, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Semiannual Report June 30, 2023
Calvert
VP SRI Mid Cap Portfolio

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Performance

Portfolio Manager(s) Michael D. McLean, CFA, J. Griffith Noble, CFA and Prachi Samudra, each of Calvert Research and Management
% Average Annual Total Returns[1,2]	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	07/16/1991	07/16/1991	8.09%	11.56%	6.04%	7.49%

Russell Midcap® Index	—	—	9.01%	14.92%	8.45%	10.32%

% Total Annual Operating Expense Ratios[3]
Gross	1.03%
Net	0.99
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.
2

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Fund Profile

Sector Allocation (% of net assets)1

Top 10 Holdings (% of net assets)[1]
Cooper Cos., Inc. (The)	3.0%
Rentokil Initial PLC ADR	3.0
VeriSign, Inc.	2.8
Tyler Technologies, Inc.	2.7
Sysco Corp.	2.6
Teleflex, Inc.	2.6
Microchip Technology, Inc.	2.5
Fair Isaac Corp.	2.5
Alliant Energy Corp.	2.4
Wyndham Hotels & Resorts, Inc.	2.4
Total	26.5%

Footnotes:
[1]	Excludes cash and cash equivalents.
3

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 4/30/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.
4

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second line of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.
	Beginning Account Value (1/1/23)	Ending Account Value (6/30/23)	Expenses Paid During Period* (1/1/23 – 6/30/23)	Annualized Expense Ratio
Actual
	$1,000.00	$1,080.90	$5.11 **	0.99%
Hypothetical
(5% return per year before expenses)
	$1,000.00	$1,019.89	$4.96 **	0.99%

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2022. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Automobile Components — 3.8%
Aptiv PLC(1)	4,531	$ 462,570
Dorman Products, Inc.(1)	6,688	527,215
		$ 989,785
Banks — 0.9%
Commerce Bancshares, Inc.	4,842	$ 235,805
		$ 235,805
Building Products — 2.0%
Trex Co., Inc.(1)	8,227	$ 539,362
		$ 539,362
Capital Markets — 4.9%
LPL Financial Holdings, Inc.	1,881	$ 408,986
MarketAxess Holdings, Inc.	1,727	451,472
Tradeweb Markets, Inc., Class A	6,319	432,725
		$ 1,293,183
Chemicals — 2.0%
Quaker Chemical Corp.	2,668	$ 519,993
		$ 519,993
Commercial Services & Supplies — 5.2%
Copart, Inc.(1)	6,362	$ 580,278
Rentokil Initial PLC ADR	19,980	779,420
		$ 1,359,698
Communications Equipment — 2.0%
Motorola Solutions, Inc.	1,822	$ 534,356
		$ 534,356
Consumer Staples Distribution & Retail — 3.6%
Casey's General Stores, Inc.	1,093	$ 266,561
Sysco Corp.	9,325	691,915
		$ 958,476
Containers & Packaging — 2.3%
AptarGroup, Inc.	5,167	$ 598,649
		$ 598,649
Distributors — 0.4%
Pool Corp.	310	$ 116,138
		$ 116,138
Security	Shares	Value
Electric Utilities — 3.8%
Alliant Energy Corp.	12,185	$ 639,469
Xcel Energy, Inc.	5,973	371,341
		$ 1,010,810
Electrical Equipment — 3.1%
AMETEK, Inc.	3,643	$ 589,729
Generac Holdings, Inc.(1)	1,451	216,387
		$ 806,116
Electronic Equipment, Instruments & Components — 1.6%
TE Connectivity, Ltd.	2,960	$ 414,874
		$ 414,874
Financial Services — 1.5%
Euronet Worldwide, Inc.(1)	3,377	$ 396,359
		$ 396,359
Ground Transportation — 1.0%
Landstar System, Inc.	1,348	$ 259,544
		$ 259,544
Health Care Equipment & Supplies — 8.4%
Cooper Cos., Inc. (The)	2,077	$ 796,384
Envista Holdings Corp.(1)	10,458	353,899
IDEXX Laboratories, Inc.(1)	746	374,663
Teleflex, Inc.	2,834	685,913
		$ 2,210,859
Health Care Providers & Services — 1.4%
R1 RCM, Inc.(1)	19,446	$ 358,779
		$ 358,779
Hotels, Restaurants & Leisure — 4.1%
Domino's Pizza, Inc.	1,324	$ 446,175
Wyndham Hotels & Resorts, Inc.	9,158	627,964
		$ 1,074,139
Industrial REITs — 2.1%
Rexford Industrial Realty, Inc.	10,584	$ 552,696
		$ 552,696
Insurance — 6.2%
RLI Corp.	3,251	$ 443,664
Ryan Specialty Holdings, Inc.(1)	7,406	332,455
W.R. Berkley Corp.	6,841	407,450

6
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
White Mountains Insurance Group, Ltd.	322	$ 447,229
		$ 1,630,798
IT Services — 2.8%
VeriSign, Inc.(1)	3,249	$ 734,177
		$ 734,177
Life Sciences Tools & Services — 1.6%
Waters Corp.(1)	1,621	$ 432,061
		$ 432,061
Machinery — 5.9%
Graco, Inc.	6,835	$ 590,202
Middleby Corp. (The)(1)	2,672	395,002
Nordson Corp.	2,351	583,471
		$ 1,568,675
Multi-Utilities — 2.4%
CMS Energy Corp.	10,655	$ 625,981
		$ 625,981
Pharmaceuticals — 2.7%
Jazz Pharmaceuticals PLC(1)	2,240	$ 277,693
Royalty Pharma PLC, Class A	13,777	423,505
		$ 701,198
Professional Services — 1.0%
Ceridian HCM Holding, Inc.(1)	3,965	$ 265,536
		$ 265,536
Residential REITs — 4.3%
Equity LifeStyle Properties, Inc.	9,154	$ 612,311
Mid-America Apartment Communities, Inc.	3,475	527,714
		$ 1,140,025
Semiconductors & Semiconductor Equipment — 2.5%
Microchip Technology, Inc.	7,497	$ 671,656
		$ 671,656
Software — 7.4%
Fair Isaac Corp.(1)	817	$ 661,125
Synopsys, Inc.(1)	1,347	586,497
Tyler Technologies, Inc.(1)	1,685	701,752
		$ 1,949,374
Security	Shares	Value
Specialized REITs — 2.2%
Lamar Advertising Co., Class A	5,870	$ 582,598
		$ 582,598
Specialty Retail — 3.5%
Floor & Decor Holdings, Inc., Class A(1)	1,305	$ 135,668
O'Reilly Automotive, Inc.(1)	645	616,168
RH (1)(2)	534	176,001
		$ 927,837
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(1)	15,884	$ 497,805
United Rentals, Inc.	454	202,198
		$ 700,003
Total Common Stocks (identified cost $23,066,542)		$26,159,540

Short-Term Investments — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(3)	1,010,854	$ 1,010,854
Total Short-Term Investments (identified cost $1,010,854)		$ 1,010,854
Total Investments — 103.1% (identified cost $24,077,396)		$27,170,394
Other Assets, Less Liabilities — (3.1)%		$ (827,085)
Net Assets — 100.0%		$ 26,343,309

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2023. The aggregate market value of securities on loan at June 30, 2023 was $174,024.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

7
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Statement of Assets and Liabilities (Unaudited)

June 30, 2023
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $23,066,542) - including $174,024 of securities on loan	$ 26,159,540
Investments in securities of affiliated issuers, at value (identified cost $1,010,854)	1,010,854
Receivable for investments sold	52,240
Receivable for capital shares sold	4,153
Dividends receivable	11,662
Dividends receivable - affiliated	3,031
Securities lending income receivable	5
Receivable from affiliate	707
Directors' deferred compensation plan	8,111
Total assets	$27,250,303
Liabilities
Payable for investments purchased	$ 847,737
Payable for capital shares redeemed	7,032
Payable to affiliates:
Investment advisory fee	13,633
Administrative fee	2,532
Sub-transfer agency fee	1,436
Directors' deferred compensation plan	8,111
Accrued expenses	26,513
Total liabilities	$ 906,994
Net Assets	$26,343,309
Sources of Net Assets
Paid-in capital	$ 23,185,484
Distributable earnings	3,157,825
Net Assets	$26,343,309

Net Assets	$ 26,343,309
Shares Outstanding	1,066,286
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 24.71
8
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2023
Investment Income
Dividend income	$ 137,721
Dividend income - affiliated issuers	8,162
Securities lending income, net	54
Total investment income	$ 145,937
Expenses
Investment advisory fee	$ 85,044
Administrative fee	15,700
Directors' fees and expenses	1,101
Custodian fees	252
Transfer agency fees and expenses	7,299
Accounting fees	4,419
Professional fees	17,165
Reports to shareholders	104
Miscellaneous	2,670
Total expenses	$ 133,754
Waiver and/or reimbursement of expenses by affiliates	$ (4,236)
Net expenses	$ 129,518
Net investment income	$ 16,419
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 19,425
Net realized gain	$ 19,425
Change in unrealized appreciation (depreciation):
Investment securities	$ 2,015,726
Net change in unrealized appreciation (depreciation)	$2,015,726
Net realized and unrealized gain	$2,035,151
Net increase in net assets from operations	$2,051,570
9
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Statements of Changes in Net Assets

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 16,419	$ 68,628
Net realized gain	19,425	21,059
Net change in unrealized appreciation (depreciation)	2,015,726	(7,066,187)
Net increase (decrease) in net assets from operations	$ 2,051,570	$ (6,976,500)
Distributions to shareholders	$ —	$ (5,915,849)
Net increase (decrease) in net assets from capital share transactions	$ (1,786,281)	$ 1,998,781
Net increase (decrease) in net assets	$ 265,289	$(10,893,568)
Net Assets
At beginning of period	$ 26,078,020	$ 36,971,588
At end of period	$26,343,309	$ 26,078,020
10
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Financial Highlights

	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 22.86	$ 37.47	$ 34.10	$ 32.89	$ 27.48	$ 31.96
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.01	$ 0.07	$ (0.03)	$ 0.08	$ 0.14	$ 0.15
Net realized and unrealized gain (loss)	1.84	(8.03)	5.07	3.63	8.21	(1.09)
Total income (loss) from operations	$ 1.85	$ (7.96)	$ 5.04	$ 3.71	$ 8.35	$ (0.94)
Less Distributions
From net investment income	$ —	$ —	$ (0.07)	$ (0.14)	$ (0.15)	$ (0.18)
From net realized gain	—	(6.65)	(1.60)	(2.36)	(2.79)	(3.36)
Total distributions	$ —	$ (6.65)	$ (1.67)	$ (2.50)	$ (2.94)	$ (3.54)
Net asset value — End of period	$ 24.71	$ 22.86	$ 37.47	$ 34.10	$ 32.89	$ 27.48
Total Return(2)	8.09% (3)	(19.49)%	15.03%	12.24%	31.36%	(4.43)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,343	$26,078	$36,972	$35,873	$36,066	$31,929
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.02% (5)	1.03%	0.96%	0.99%	1.00%	1.01%
Net expenses	0.99% (5)(6)	0.99% (6)	0.96%	0.99%	0.99%	0.99%
Net investment income (loss)	0.13% (5)	0.24%	(0.09)%	0.26%	0.44%	0.46%
Portfolio Turnover	21% (3)	91%	74%	82%	72%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2023 and the year ended December 31, 2022).
11
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 26,159,540(1)	$ —	$ —	$ 26,159,540
Short-Term Investments	1,010,854	—	—	1,010,854
Total Investments	$27,170,394	$ —	$ —	$27,170,394

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, the investment advisory fee amounted to $85,044.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2023, the investment advisory fee paid was reduced by $260 relating to the Fund's investment in the Liquidity Fund.
13

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after April 30, 2024. For the six months ended June 30, 2023, CRM waived or reimbursed expenses of $3,976.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2023, CRM was paid administrative fees of $15,700.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2023, sub-transfer agency fees and expenses incurred to EVM amounted to $8 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $214,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2023, expenses incurred under the Servicing Plan amounted to $7,080, of which $1,413 were payable to an affiliate of AIP, and are included in transfer agency fees and expenses on the Statement of Operations. Included in accrued expenses at June 30, 2023 are amounts payable to an affiliate of AIP under the Servicing Plan of $238.
4  Investment Activity
During the six months ended June 30, 2023, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,555,084 and $7,253,278, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$24,089,916
Gross unrealized appreciation	$ 4,219,006
Gross unrealized depreciation	(1,138,528)
Net unrealized appreciation	$ 3,080,478
14

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2023, the total value of securities on loan was $174,024 and the total value of collateral received was $176,315, comprised of U.S. government and/or agencies securities.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at June 30, 2023. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2023.
8  Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,010,854, which represents 3.8% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$284,995	$3,224,383	$(2,498,524)	$ —	$ —	$1,010,854	$8,162	1,010,854
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 1,000,000,000 common shares, $0.01 par value.
15

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Shares sold	15,490	$ 369,436	39,506	$ 1,154,913
Reinvestment of distributions	—	—	284,416	5,915,849
Shares redeemed	(90,007)	(2,155,717)	(169,691)	(5,071,981)
Net increase (decrease)	(74,517)	$(1,786,281)	154,231	$ 1,998,781
At June 30, 2023, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 70.8%.
16

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 12-13, 2023, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser.  The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates.  Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds.  Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
17

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings.  During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements.  In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Mid Cap Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders.  Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure.  The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports.  The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources.  The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing.  The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser.  The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies.  The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index.  The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2022.  This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-, three- and five-year periods ended December 31, 2022.  The Board took into account management’s discussion of the Fund’s recent performance, noting that a new portfolio management team had assumed responsibility for the day-to-day management of the Fund in the latter half of 2022.  Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group.  Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses were above the median of the Fund’s expense group.  The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses.  Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
18

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate.  In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation.  The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.  The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund.  Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time.  The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
19

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 13, 2023, the Committee provided a written report to the Fund’s Board of Trustees/ Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
20

Calvert
VP SRI Mid Cap Portfolio
June 30, 2023
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Deidre E. Walsh Secretary, Vice President and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
Theodore H. Eliopoulos*(1)
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
Anthony A. Williams
*Interested Director and President
(1)Mr. Eliopoulos began serving as Director effective December 30, 2022.
21

Calvert Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■
investment experience and risk tolerance
■
checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

22

Calvert Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■
buy securities from us or make a wire transfer
■
give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■
affiliates from using your information to market to you
■
sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
23

Calvert Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
24

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24220     6.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ted Eliopoulos
Ted Eliopoulos
President

Date: August 23, 2023

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 23, 2023